Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Disclosure of detailed information about intangible assets [text block]
	December 31, 2018	December 31, 2017
Prairie Creek Mine	$30	$-
Newfoundland properties	5,398	5,398

	$5,428	$5,398